UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charter Financial Group, Inc.
Address: 1101 14th Street, NW, Suite 1010
         Washington, DC  20005

13F File Number:  28-09998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan H. Stewart
Title:     Chairman & President
Phone:     202-289-7443

Signature, Place, and Date of Signing:

      /s/ Susan H. Stewart     Washington, DC     April 21, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $133,350 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2392    31600 SH       SOLE                    14600        0    17000
ALTERA CORP                    COM              021441100     3417   165559 SH       SOLE                   115910        0    49649
AMGEN INC                      COM              031162100     4685    64400 SH       SOLE                    39403        0    24997
AT&T INC                       COM              00206R102     4007   148200 SH       SOLE                   106275        0    41925
BIOMET INC                     COM              090613100     3559   100205 SH       SOLE                    68389        0    31816
BJS WHOLESALE CLUB INC         COM              05548J106     4710   149488 SH       SOLE                   100112        0    49376
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209     7299   148679 SH       SOLE                    91820        0    56859
CHECK POINT SOFTWARE TECH LT   ORD              M22465104     3697   184669 SH       SOLE                   123969        0    60700
CHUBB CORP                     COM              171232101     5144    53893 SH       SOLE                    34990        0    18903
CONSTELLATION BRANDS INC       CL A             21036P108     2957   118061 SH       SOLE                   112718        0     5343
E M C CORP MASS                COM              268648102     4485   329023 SH       SOLE                   218965        0   110058
GARMIN LTD                     ORD              G37260109     5300    66723 SH       SOLE                    46517        0    20206
INTERNATIONAL BUSINESS MACHS   COM              459200101     4260    51657 SH       SOLE                    34711        0    16946
INTUIT                         COM              461202103     5144    96716 SH       SOLE                    61242        0    35474
INVITROGEN CORP                COM              46185R100     2943    41969 SH       SOLE                    39792        0     2177
ISHARES COMEX GOLD TR          ISHARES          464285105     2208    37912 SH       SOLE                    34858        0     3054
ISHARES TR                     FTSE XNHUA IDX   464287184     1292    17398 SH       SOLE                    15592        0     1806
ISHARES TR                     S&P/TOPIX 150    464287382     1377    11027 SH       SOLE                     9882        0     1145
ISHARES TR                     MSCI EMERG MKT   464287234     1549    15642 SH       SOLE                    14504        0     1138
JACOBS ENGR GROUP INC DEL      COM              469814107     4555    52508 SH       SOLE                    37473        0    15035
JOHNSON & JOHNSON              COM              478160104     4572    77210 SH       SOLE                    51503        0    25707
LEHMAN BROS HLDGS INC          COM              524908100     6490    44904 SH       SOLE                    26650        0    18254
M & T BK CORP                  COM              55261F104     2511    22000 SH       SOLE                     9600        0    12400
MEADWESTVACO CORP              COM              583334107     2035    74500 SH       SOLE                    34500        0    40000
MERRILL LYNCH & CO INC         COM              590188108     5864    74456 SH       SOLE                    48160        0    26296
NABORS INDUSTRIES LTD          SHS              G6359F103     5576    77900 SH       SOLE                    48110        0    29790
NOBLE CORPORATION              SHS              G65422100     6477    79859 SH       SOLE                    49100        0    30759
POLYMEDICA CORP                COM              731738100     3475    82042 SH       SOLE                    52368        0    29674
QUALCOMM INC                   COM              747525103     6018   118906 SH       SOLE                    74137        0    44769
SANOFI AVENTIS                 SPONSORED ADR    80105N105     4055    85453 SH       SOLE                    58993        0    26460
STRYKER CORP                   COM              863667101     4300    96969 SH       SOLE                    61518        0    35451
TARGET CORP                    COM              87612E106     4474    86022 SH       SOLE                    57057        0    28965
WELLS FARGO & CO NEW           COM              949746101     2523    39500 SH       SOLE                    18900        0    20600